Schedule of Acquisition Contact Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Contingent consideration	$ 9,300	$ 7,602	$ 7,462
Start-up cost financing	7,300	7,300	2,900
Contract asset	(805)	(1,074)	(1,431)
Acquisition contract liabilities, net	$ 15,795	$ 13,828	$ 8,931